Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - Nov. 30, 2025	HKD ($)	USD ($)
2025
Total future lease payments	$ 679,494	$ 87,260
Less: imputed interest	(13,019)	(1,672)
Present value of lease obligation	$ 666,475	$ 85,588